Indebtedness, net (Details)															3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 16, 2020 USD ($) hotel	Jul. 09, 2020	Jul. 07, 2020	Jun. 29, 2020	May 20, 2020	Apr. 22, 2020 USD ($)	Apr. 07, 2020	Jan. 09, 2020 USD ($) extension	Dec. 27, 2019 USD ($)	Jun. 07, 2019 USD ($)	Mar. 05, 2019 USD ($)	Jun. 13, 2018 USD ($)	Apr. 09, 2018 USD ($)	Jan. 17, 2018 USD ($) extension	Jun. 30, 2020 USD ($) hotel extension	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) hotel extension	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) extension	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 26, 2019 USD ($)	Jan. 22, 2019 USD ($) extension	Nov. 08, 2018 USD ($) extension	Jul. 03, 2018 USD ($)	Jun. 29, 2018 USD ($)
Debt Instrument [Line Items]
Long-term debt, gross																			$ 4,124,003,000
Indebtedness, net															$ 4,107,245,000		$ 4,107,245,000		$ 4,106,518,000	$ 3,927,266,000
LIBOR rate															0.162%		0.162%		1.763%	2.503%
Interest expense and amortization of premium and loan costs															$ 57,000	$ 55,000	$ 113,000	$ 120,000	$ 232,000	$ 277,000	$ 1,953,000
Option to purchase equity for guarantor																	1
Mortgages
Debt Instrument [Line Items]
Extinguishment of debt								$ 43,800,000	$ 16,000,000.0	$ 5,200,000	$ 178,100,000	$ 1,068,000,000.000	$ 971,700,000	$ 376,800,000
Mortgages | Subsequent Event
Debt Instrument [Line Items]
Extinguishment of debt								43,800,000
Mortgages | New Orleans, LA Le Pavillon
Debt Instrument [Line Items]
Extinguishment of debt								6,800,000
Mortgages
Debt Instrument [Line Items]
Outstanding principal balance with waived or deferred payments															1,100,000,000		1,100,000,000
Long-term debt, gross															4,115,855,000		4,115,855,000		4,124,003,000	3,966,237,000
Premiums, net															542,000		542,000		655,000	1,293,000
Deferred loan costs, net															(9,152,000)		(9,152,000)		(18,140,000)	(40,264,000)
Indebtedness, net															4,107,245,000		4,107,245,000		$ 4,106,518,000	3,927,266,000
Principal amount								$ 37,000,000.0
Number of extension options | extension								2
Mortgages | Subsequent Event
Debt Instrument [Line Items]
Principal amount								$ 37,000,000.0
Number of extension options | extension								2
Mortgages | Senior Lender
Debt Instrument [Line Items]
Long-term debt, gross															111,700,000		111,700,000
Mortgages | Senior Mezzanine Lenders
Debt Instrument [Line Items]
Long-term debt, gross															27,400,000		27,400,000
Mortgages | Junior Mezzanine Lenders
Debt Instrument [Line Items]
Long-term debt, gross															$ 10,500,000		$ 10,500,000
Mortgages | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				1.25%				3.40%									1.50%
Mortgages | LIBOR | Subsequent Event
Debt Instrument [Line Items]
Basis spread on variable rate								3.40%
Mortgages | Mortgage loan 1
Debt Instrument [Line Items]
Interest Rate																			4.00%
Long-term debt, gross																			$ 0	5,232,000
Initial term of loan																			5 years
Mortgages | Mortgage loan 2
Debt Instrument [Line Items]
Long-term debt, gross																			$ 0	7,778,000
Mortgages | Mortgage loan 2 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																			4.95%
Mortgages | Mortgage loan 3
Debt Instrument [Line Items]
Collateral | hotel															8		8
Default Rate															5.00%		5.00%
Long-term debt, gross															$ 395,000,000		$ 395,000,000		$ 395,000,000	395,000,000
Principal amount														$ 395,000,000.0
Number of extension options | extension															5		5		5
Term of mortgage loan extension option																	1 year		1 year
Mortgages | Mortgage loan 3 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	2.92%		2.92%
Mortgages | Mortgage loan 4
Debt Instrument [Line Items]
Collateral | hotel															19		19
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 907,030,000		$ 907,030,000		$ 907,030,000	962,575,000
Number of extension options | extension															5		5		5
Term of mortgage loan extension option																	1 year		1 year
Mortgages | Mortgage loan 4 | Subsequent Event
Debt Instrument [Line Items]
Collateral | hotel	19
Long-term debt, gross	$ 907,000,000.0
Interest expense deferral term	6 months
Interest expense repayment term		12 months
Mortgages | Mortgage loan 4 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	3.20%		3.20%
Mortgages | Mortgage loan 5
Debt Instrument [Line Items]
Long-term debt, gross																			$ 0	16,100,000
Principal amount													$ 985,000,000.0
Initial term of loan																			3 years
Number of extension options | extension																			2
Term of mortgage loan extension option																			1 year
Mortgages | Mortgage loan 5 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate													3.20%						2.90%
Mortgages | Mortgage loan 6
Debt Instrument [Line Items]
Collateral | hotel															1		1
Long-term debt, gross															$ 0		$ 0		$ 43,750,000	43,750,000
Initial term of loan								3 years
Number of extension options | extension																			3
Term of mortgage loan extension option								1 year											1 year
Mortgages | Mortgage loan 6 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	5.20%		5.10%
Mortgages | Mortgage loan 7
Debt Instrument [Line Items]
Collateral | hotel															7		7
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 180,720,000		$ 180,720,000		$ 180,720,000	180,720,000
Number of extension options | extension								2											5
Term of mortgage loan extension option																	1 year		1 year
Mortgages | Mortgage loan 7 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	3.65%		3.65%
Mortgages | Mortgage loan 8
Debt Instrument [Line Items]
Collateral | hotel															7		7
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 174,400,000		$ 174,400,000		$ 174,400,000	174,400,000
Number of extension options | extension															5		5		5
Term of mortgage loan extension option																	1 year		1 year
Mortgages | Mortgage loan 8 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	3.39%		3.39%
Mortgages | Mortgage loan 9
Debt Instrument [Line Items]
Collateral | hotel															5		5
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 221,040,000		$ 221,040,000		$ 221,040,000	221,040,000
Number of extension options | extension															5		5		5
Term of mortgage loan extension option																	1 year		1 year
Mortgages | Mortgage loan 9 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	3.73%		3.73%
Mortgages | Mortgage loan 10
Debt Instrument [Line Items]
Collateral | hotel															5		5
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 262,640,000		$ 262,640,000		$ 262,640,000	262,640,000
Principal amount												180,720,000
Number of extension options | extension															5		5		5
Term of mortgage loan extension option																	1 year		1 year
Mortgages | Mortgage loan 10 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	4.02%		4.02%
Mortgages | Mortgage loan 11
Debt Instrument [Line Items]
Collateral | hotel															5		5
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 160,000,000		$ 160,000,000		$ 160,000,000	160,000,000
Principal amount												174,400,000
Number of extension options | extension															5		5		5
Term of mortgage loan extension option																	1 year		1 year
Mortgages | Mortgage loan 11 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	2.73%		2.73%
Mortgages | Mortgage loan 12
Debt Instrument [Line Items]
Collateral | hotel															5		5
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 215,120,000		$ 215,120,000		$ 215,120,000	215,120,000
Principal amount												221,040,000													$ 56,300,000
Number of extension options | extension															5		5		5
Term of mortgage loan extension option																	1 year		1 year
Mortgages | Mortgage loan 12 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	3.68%		3.68%
Mortgages | Mortgage loan 13
Debt Instrument [Line Items]
Collateral | hotel															1		1
Long-term debt, gross															$ 35,200,000		$ 35,200,000		$ 35,200,000	35,200,000
Principal amount												262,640,000
Number of extension options | extension															3		3		3
Term of mortgage loan extension option																	1 year		1 year
Mortgages | Mortgage loan 13 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	4.40%		4.40%
Mortgages | Mortgage loan 14
Debt Instrument [Line Items]
Collateral | hotel															8		8
Long-term debt, gross															$ 144,188,000		$ 144,188,000		$ 144,000,000	$ 144,000,000
Number of extension options | extension															3		3		3
Interest expense deferral term						3 months
Lender legal fees						$ 188,000
Term of mortgage loan extension option																	1 year		1 year
Mortgages | Mortgage loan 14 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	4.33%		4.33%	4.15%
Mortgages | Mortgage loan 15
Debt Instrument [Line Items]
Collateral | hotel															1		1
Interest Rate															6.26%		6.26%		6.26%
Default Rate															5.00%		5.00%
Long-term debt, gross															$ 91,046,000		$ 91,046,000		$ 91,542,000	$ 93,433,000
Principal amount												$ 215,120,000
Mortgages | Mortgage loan 15 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																			3.68%	4.09%
Mortgages | Mortgage loan 16
Debt Instrument [Line Items]
Collateral | hotel															1		1
Long-term debt, gross															$ 25,000,000		$ 25,000,000		$ 25,000,000	$ 25,000,000
Number of extension options | extension														5	3		3		3
Term of mortgage loan extension option														1 year			1 year		1 year
Mortgages | Mortgage loan 16 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	2.55%		2.55%
Mortgages | Mortgage loan 17
Debt Instrument [Line Items]
Collateral | hotel															17		17
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 419,000,000		$ 419,000,000		$ 419,000,000	427,000,000				$ 25,000,000.0
Number of extension options | extension															5		5		5					3
Term of mortgage loan extension option																	1 year		1 year
Mortgages | Mortgage loan 17 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	3.00%		3.00%
Mortgages | Mortgage loan 18
Debt Instrument [Line Items]
Collateral | hotel															2		2
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 240,000,000		$ 240,000,000		$ 240,000,000	0
Principal amount																			$ 240,000,000.0
Initial term of loan																			2 years
Number of extension options | extension															5		5		5
Term of mortgage loan extension option																	1 year		1 year
Mortgages | Mortgage loan 18 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	2.75%		2.75%
Mortgages | Mortgage loan 19
Debt Instrument [Line Items]
Collateral | hotel															1		1
Default Rate															5.00%		5.00%
Long-term debt, gross															$ 145,000,000		$ 145,000,000		$ 145,000,000	0
Principal amount																							$ 145,000,000.0
Number of extension options | extension															2		2		2				2
Term of mortgage loan extension option																	1 year		1 year
Call upon payment guaranty (up to)																	$ 20,000,000
Mortgages | Mortgage loan 19 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	3.90%		3.90%
Mortgages | Mortgage loan 20
Debt Instrument [Line Items]
Long-term debt, gross																			$ 0	178,099,000
Initial term of loan																			2 years
Number of extension options | extension																			5
Term of mortgage loan extension option																			1 year
Mortgages | Mortgage loan 20 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																			3.00%
Mortgages | Mortgage loan 21
Debt Instrument [Line Items]
Collateral | hotel															1		1
Default Rate															5.00%		5.00%
Long-term debt, gross															$ 97,000,000		$ 97,000,000		$ 97,000,000	97,000,000
Mortgages | Mortgage loan 21 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	2.00%		2.00%
Mortgages | Mortgage loan 22
Debt Instrument [Line Items]
Collateral | hotel															1		1
Long-term debt, gross															$ 16,100,000		$ 16,100,000		$ 16,100,000	0
Principal amount																			$ 16,100,000
Initial term of loan																			3 years
Number of extension options | extension															2		2		2
Term of mortgage loan extension option																	1 year		1 year
Mortgages | Mortgage loan 22 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	2.25%		2.25%
Mortgages | Mortgage loan 23
Debt Instrument [Line Items]
Collateral | hotel															1		1
Interest Rate															5.46%		5.46%		5.46%
Default Rate															5.00%		5.00%
Long-term debt, gross															$ 51,582,000		$ 51,582,000		$ 51,843,000	52,843,000
Principal amount																										$ 73,500,000
Mortgages | Mortgage loan 23 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																			2.45%
Mortgages | Mortgage loan 24
Debt Instrument [Line Items]
Collateral | hotel															1		1
Long-term debt, gross															$ 73,450,000		$ 73,450,000		$ 73,450,000	73,450,000
Interest expense repayment term					12 months
Mortgages | Mortgage loan 24 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	2.45%		2.45%
Mortgages | Mortgage loan 25
Debt Instrument [Line Items]
Collateral | hotel															1		1
Interest Rate															5.49%		5.49%		5.49%
Default Rate															5.00%		5.00%
Long-term debt, gross															$ 6,727,000		$ 6,727,000		$ 6,759,000	6,883,000
Mortgages | Mortgage loan 26
Debt Instrument [Line Items]
Collateral | hotel															1		1
Interest Rate															5.49%		5.49%		5.49%
Default Rate															5.00%		5.00%
Long-term debt, gross															$ 9,818,000		$ 9,818,000		$ 9,865,000	10,045,000
Mortgages | Mortgage loan 26 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																			2.55%
Mortgages | Mortgage loan 27
Debt Instrument [Line Items]
Collateral | hotel															1		1
Interest Rate															4.99%		4.99%		4.99%
Default Rate															5.00%		5.00%
Long-term debt, gross															$ 6,260,000		$ 6,260,000		$ 6,292,000	6,414,000
Mortgages | Mortgage loan 27 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																			2.25%
Mortgages | Mortgage loan 28
Debt Instrument [Line Items]
Collateral | hotel															1		1
Long-term debt, gross															$ 8,881,000		$ 8,881,000		$ 8,881,000	0
Principal amount																			$ 8,900,000
Initial term of loan																			5 years
Interest expense deferral term							3 months
Interest expense deferral extension term							3 months
Mortgages | Mortgage loan 28 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	2.00%		2.00%
Mortgages | Mortgage loan 29
Debt Instrument [Line Items]
Collateral | hotel															3		3
Interest Rate															5.20%		5.20%		5.20%
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 64,022,000		$ 64,022,000		$ 64,207,000	65,242,000
Mortgages | Mortgage loan 30
Debt Instrument [Line Items]
Collateral | hotel															2		2
Interest Rate															4.85%		4.85%		4.85%
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 11,792,000		$ 11,792,000		$ 11,845,000	12,048,000
Mortgages | Mortgage loan 31
Debt Instrument [Line Items]
Collateral | hotel															3		3
Interest Rate															4.90%		4.90%		4.90%
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 23,578,000		$ 23,578,000		$ 23,683,000	24,086,000
Mortgages | Mortgage loan 36
Debt Instrument [Line Items]
Collateral | hotel															1		1
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 37,000,000		$ 37,000,000		$ 0
Initial term of loan								3 years
Number of extension options | extension								2
Term of mortgage loan extension option								1 year
Mortgages | Mortgage loan 36 | Subsequent Event
Debt Instrument [Line Items]
Interest expense deferral term			2 months
Interest expense repayment term			12 months
Mortgages | Mortgage loan 36 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	3.40%
Mortgages | Mortgage loan 33
Debt Instrument [Line Items]
Collateral | hotel															3		3
Interest Rate															4.45%		4.45%		4.45%			4.66%
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 50,098,000		$ 50,098,000		$ 50,279,000	51,304,000		$ 24,900,000
Principal amount																						$ 25,300,000
Mortgages | Mortgage loan 34
Debt Instrument [Line Items]
Collateral | hotel															1		1
Interest Rate															4.66%		4.66%		4.66%
Default Rate															5.00%		5.00%
Long-term debt, gross															$ 24,794,000		$ 24,794,000		$ 24,919,000	0
Mortgages | Mortgage loan 32
Debt Instrument [Line Items]
Collateral | hotel															2		2
Interest Rate															4.45%		4.45%		4.45%
Default Rate															4.00%		4.00%
Long-term debt, gross															$ 19,369,000		$ 19,369,000		$ 19,438,000	$ 19,835,000